Income Taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes (net of federal benefit)	10.50%	2.10%	3.50%
Research and development tax credits	0.70%	0.60%	3.40%
Non-deductible stock-based compensation	(11.30%)	(7.80%)	(3.30%)
162(m) Limitation	(0.057)	0	0
Permanent Items	(0.20%)	0.00%	(0.50%)
Unrealized fair market value gain on warrants	17.00%	0.00%	0.00%
Change in valuation allowance	(32.00%)	(15.90%)	(24.10%)
Effective tax rate	0.00%	0.00%	0.00%